Intangible Assets (Details) - Schedule of Estimates its Amortization Expense - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Estimates Its Amortization Expense [Abstract]
2024	$ 404,729
2025	263,266
2026	30,458
Total amortization expense	$ 698,453	$ 932,999